AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 10, 1998

                                                      REGISTRATION NO. 33-45315
                                                              FILE NO. 811-6550

                      SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      (X)


                           PRE-EFFECTIVE AMENDMENT NO. _                  ( )


                        POST-EFFECTIVE AMENDMENT NO. 19                   (X)


                                      AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  (X)


                                   AMENDMENT NO. 21                       (X)


                        (CHECK APPROPRIATE BOX OR BOXES)


                                 MENTOR FUNDS
                 (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              901 EAST BYRD STREET
                            RICHMOND, VIRGINIA 23219
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                    (804) 782-3648
                         (REGISTRANT'S TELEPHONE NUMBER)



                                PAUL F. COSTELLO
                                    PRESIDENT
                              901 EAST BYRD STREET
                            RICHMOND, VIRGINIA 23219
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                    COPY TO:
                            TIMOTHY W. DIGGINS, ESQ.
                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                                BOSTON, MA 02110


               IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE

                             (CHECK APPROPRIATE BOX)


   ( )  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)

   ( )            ON   (date)   PURSUANT TO PARAGRAPH (B)



   (X)            60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)



   ( )            ON  (DATE) PURSUANT TO PARAGRAPH (A)(1)


   ( )            75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)


   ( )            ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:


   ( ) THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT


THIS POST-EFFECTIVE AMENDMENT RELATES ONLY TO RETAIL SHARES OF THE MENTOR INSTITUTIONAL MONEY MARKET PORTFOLIO AND THE MENTOR INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET PORTFOLIO. NO INFORMATION RELATING TO ANY OTHER
CLASS OR SERIES OF SHARES OF THE REGISTRANT IS AMENDED, DELETED, OR SUPERSEDED HEREBY.





                                  MENTOR FUNDS
                             CROSS REFERENCE SHEET

                          (as required by Rule 404(a))

Part A - Mentor Funds - Mentor U.S. Government Money Market Portfolio --
         Retail Shares

           N-1A Item No.                               Location
  1.       Cover Page.........................................  Cover Page

  2.       Synopsis...........................................  Cover Page; Expense Summary

  3.       Condensed Financial Information....................  Not Applicable

  4.       General Description of Registrant..................  Cover Page; Investment Objective
                                                                and Policies; General

  5.       Management of the Fund.............................  Investment Objective and Policies;
                                                                Management; General; How the Portfolio
                                                                Values its Shares; Custodian and
                                                                Transfer and Dividend Agent; Performance
                                                                Information

  5A.      Management's Discussion of
              Fund Performance................................  Not Applicable

  6.       Capital Stock and Other Securities.................  Management; General; Purchase of Shares;
                                                                How Distributions are Made; Tax Information;
                                                                Performance Information; Management;
                                                                Purchase of Shares

  7.       Purchase of Securities Being Offered...............  Management; Purchase of Shares

  8.       Redemption or Repurchase...........................  Purchase of Shares; Redemption of Shares

  9.       Pending Legal Proceedings..........................  Not Applicable





                                      -1-




Part A - Mentor Funds - Mentor Institutional Money Market Portfolio --
         Retail Shares

                  N-1A Item No.                                        Location
  1.       Cover Page.........................................  Cover Page

  2.       Synopsis...........................................  Cover Page; Expense Summary

  3.       Condensed Financial Information....................  Not Applicable

  4.       General Description of Registrant..................  Cover Page; Investment Objective
                                                                and Policies; General

  5.       Management of the Fund.............................  Investment Objective and Policies;
                                                                Management; General; How the Portfolio
                                                                Values its Shares; Custodian and
                                                                Dividend Agent; Performance
                                                                Information

  5A.      Management's Discussion of
              Fund Performance................................  Not Applicable

  6.       Capital Stock and Other Securities.................  Management; General; Purchase of Shares;
                                                                How Distributions are Made; Performance
                                                                Information

  7.       Purchase of Securities Being Offered...............  Management; Purchase of Shares


  8.       Redemption or Repurchase...........................  Purchase of Shares; Redemption of
                                                                Shares

  9.       Pending Legal Proceedings..........................  Not Applicable


                                      -3-

Part B - Mentor Funds - Money Market Portfolios -- Retail Shares
                  N-1A Item No.                                 Location

 10.       Cover Page.........................................  Cover Page

 11.       Table of Contents..................................  Cover Page

 12.       General Information and History....................  General

 13.       Investment Objectives and Policies.................  Investment Restrictions;
                                                                Investment Techniques

 14.       Management of the Fund.............................  Management of the Trust;
                                                                Investment Advisory and Other
                                                                Services; The Distributor

 15.       Control Persons and Principal
                Holders of Securities.........................  Principal Holders
                                                                of Securities

 16.       Investment Advisory and Other Services.............  Investment Advisory and
                                                                Other Services; Management of
                                                                the Trust; Independent Accountants;
                                                                Experts; Custodian;
                                                                Members of Investment Management
                                                                Teams

 17.       Brokage Allocation.................................  Brokerage

 18.       Capital Stock and Other Securities.................  Determination of Net Asset Value;
                                                                Tax Status; The Distributor; Shareholder
                                                                Liability

 19.       Purchase, Redemption and Pricing
                of Securities Being Offered...................  Brokerage; Determination
                                                                of Net Asset Value; The
                                                                Distributor

 20.       Tax Status.........................................  Investment Restrictions;
                                                                Tax Status

 21.       Underwriters.......................................  The Distributor

 22.       Calculation fo Yield Quotations of
                Money Market Funds............................  Performance


P R O S P E C T U S                              September , 1998,
Retail Shares




                                 Mentor Funds
                  Mentor Institutional Money Market Portfolio
          Mentor Institutional U.S. Government Money Market Portfolio


     The Mentor Institutional Money Market Portfolios are designed for investors who seek current income consistent with preservation of capital and maintenance of liquidity. The Portfolios are diversified investment portfolios of Mentor Funds (the "Trust").

     An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.

     This Prospectus explains concisely what you should know before investing in a Portfolio. Please read it carefully and keep it for future reference. You can find more detailed information about the Portfolios in the September Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Services Company, Inc. at 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.



SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                EXPENSE SUMMARY


     Expenses are one of several factors to consider when investing in a Portfolio. The following table summarizes your maximum transaction costs from an investment in Retail Shares of each of the Portfolios and expenses each Portfolio expects to incur in respect of its Retail Shares during the current fiscal year. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each Portfolio over specified periods. The information presented below does not reflect any fees or charges imposed by Financial Institutions through which you may invest in the Portfolios.





                                                                    Mentor
                                                  Mentor         Institutional
                                              Institutional     U.S. Government
                                               Money Market      Money Market
                                                Portfolio          Portfolio
                                             ---------------   ----------------
Shareholder Transaction Expenses                  None               None
Annual Portfolio Operating Expenses
 (as a percentage of average net assets)
Management Fees                                     .22%              .22%
12b-1 Fees                                          .38%              .38%
Other Expenses                                      .29%              .24%
                                                  -----              ----
Total Fund Operating Expenses                       .89%              .84%
                                                  -----              ----




Examples


     Your investment of $1,000 in a Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:




                                                                 1 year     3 years     5 years     10 years
                                                                --------   ---------   ---------   ---------
Mentor Institutional Money Market Portfolio                        $9         $27         $48         $106
Mentor Institutional U.S. Government Money Market Portfolio        $8         $26         $45         $100



     The table is provided to help you understand the expenses of investing in each of the Portfolios and your share of the operating expenses which each of the Portfolios expects to incur. The Examples do not represent past or future expense levels. Actual returns and expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual annual return will vary. Because of the 12b-1 fees payable by the Portfolios, long-term shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc.



                       INVESTMENT OBJECTIVES AND POLICIES


     The investment objective of Mentor Institutional Money Market Portfolio (the "Money Market Portfolio") and Mentor Institutional U.S. Government Money Market Portfolio (the "U.S. Government Money Market Portfolio") is to seek as high a rate of current income as Mentor Investment Advisors, LLC, the Portfolios' investment advisor ("Mentor Advisors"), believes is consistent with preservation of capital and maintenance of liquidity. The Portfolios seek their objectives through the investment policies described below. Because each of the

Portfolios is a money market fund, it will only invest in the types of investments described below under "Selection of Investments".

     The investment objective and policies of each Portfolio may, unless otherwise specifically stated, be changed by the Trustees without shareholder approval. Neither of the Portfolios is intended to be a complete investment program, and there is no assurance a Portfolio will achieve its objective.


Mentor Institutional Money Market Portfolio.

     The Portfolio will invest in a portfolio of high-quality, short-term instruments consisting of any or all of the following:

   o U.S. Government securities: securities issued or guaranteed as to principal or interest by the U.S. Government or by any of its agencies or instrumentalities.

   o Banker's acceptances: negotiable drafts or bills of exchange, which have been "accepted" by a domestic bank (or a foreign bank with an agency domiciled in the United States), meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

   o Prime commercial paper: high-quality, short-term obligations issued by banks, corporations, and other issuers organized under the laws of a jurisdiction within the United States.

   o Other short-term obligations: high-quality, short-term obligations of corporate issuers.

   o Repurchase agreements: with respect to U.S. Government or agency securities.


Mentor Institutional U.S. Government Money Market Portfolio

     The U.S. Government Money Market Portfolio invests exclusively in U.S. Treasury bills, notes, and bonds, and other obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, or instrumentalities, and in repurchase agreements with respect to such obligations. Certain of these obligations, including U.S. Treasury bills, notes, and bonds, mortgage participation certificates issued or guaranteed by the Government National Mortgage Association, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government securities issued by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of an instrumentality, such as Federal National Mortgage Association bonds.

     Short-term U.S. Government obligations generally are considered among the safest short-term investments. Because of their added safety, the yields available from U.S. Government obligations are generally lower than the yields available from comparable corporate debt securities. The U.S. Government guarantee of securities owned by the Portfolio does not guarantee the net asset value of the Portfolio's shares, which the Portfolio seeks to maintain at $1.00 per share.

Selection of Investments


     Each Portfolio will invest only in U.S. dollar-denominated high-quality securities and other U.S. dollar- denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk. "High-quality securities," in the case of the Money Market Portfolio, are (i) commercial paper or other short-term obligations rated in one of the two highest short-term rating categories by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service), (ii) obligations rated at least AA by Standard & Poor's or Aa by Moody's Investors Service, Inc. at the time of investment, and (iii) unrated securities determined by Mentor Advisors to be of comparable quality. Each Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. A Portfolio may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. Each of the Portfolios follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.

     Considerations of liquidity and preservation of capital mean that a Portfolio may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, a Portfolio will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Portfolio may also invest to take advantage of what Mentor Advisors believes to be temporary disparities in the yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Portfolios, may result in frequent changes in the investments held by the Portfolios. The Portfolios will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

     The Portfolios' investments will be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Portfolios. The values of a Portfolio's securities can be expected to vary inversely to changes in prevailing interest rates. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.



Diversification and concentration policies


     Each Portfolio is a "diversified" investment company under the Investment Company Act of 1940. This means that each Portfolio may invest up to 25% of its total assets in the securities of one or more issuers, and is limited with respect to the remaining portion of its assets to investing 5% or less of its total assets in the securities of any one issuer (other than the U.S. government). However, under the current rules governing money market funds, the Portfolios generally may not invest more than 5% of their assets in any one issuer (other than the U.S. government).

     The Money Market Portfolio may invest without limit in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks (if it can be demonstrated that they are subject to the same regulations as U.S. banks). At times when the Portfolio has concentrated its investments in bank obligations, the values of its portfolio securities may be especially affected by factors pertaining to the issuers of such obligations.

Other Investment Practices


     A Portfolio may also engage to a limited extent in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices.

     Foreign investments. The Money Market Portfolio may invest in obligations of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments subject the Portfolio to investment risks different from those associated with domestic investments. Such risks include adverse political and economic developments in foreign countries, the imposition of withholding taxes on interest income, seizure or nationalization of foreign deposits, or the adoption of other governmental restrictions which may adversely affect the payment of principal and interest on such obligations. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the U.S. or in other foreign countries. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments. In addition, foreign securities may be less liquid than U.S. securities, and foreign accounting and disclosure standards may differ from U.S. standards. Special tax considerations apply to foreign investments.

     Repurchase agreements. Under a repurchase agreement, a Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. A Portfolio will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and only if the debt instrument subject to the repurchase agreement is a U.S. Government security. Although Mentor Advisors will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times, a Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that a Portfolio may be treated as an unsecured creditor and required to return the collateral to the other party's estate.

     Securities lending. A Portfolio may lend portfolio securities to broker-dealers. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by a Portfolio would be made in accordance with the Portfolio's investment objective and policies described above.



Dividends


     The Trust determines the net income of each Portfolio as of the close of regular trading on the New York Stock Exchange (the "Exchange") each day the Exchange is open. Each determination of a Portfolio's net income includes (i) all accrued interest on the Portfolio's investments, (ii) plus or minus all realized and unrealized gains and losses on the Portfolio's investments, (iii) less all accrued expenses of the Portfolio. Each Portfolio's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. A Portfolio will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

     Daily dividends. Each Portfolio declares all of its net income as a distribution on each day it is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders whose purchase of shares of a Portfolio is accepted at or before 12:00 noon on any day will receive the dividend declared by the Portfolio for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the next business day after the Portfolio accepts their order. A Portfolio's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for any calendar month will be paid on the last day of that month (or, if that day is not a business day, on the next preceding business day), except that a Portfolio's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder who withdraws the entire balance of an account at any time during a month will be paid all dividends declared through the time of the withdrawal. Since the net income of each Portfolio is declared as a dividend each time it is determined, the net asset value per share of each Portfolio normally remains at $1 per share immediately after each determination and dividend declaration.

     You can choose from two distribution options: (1) automatically reinvest all distributions from a Portfolio in additional shares of that Portfolio; or
(2) receive all distributions in cash. If you wish to change your distribution option, you should contact your Financial Institution (as defined below), who will be responsible for forwarding the necessary instructions to the Trust's transfer agent, Investors Fiduciary Trust Company ("IFTC"). If you do not select an option when you open your account, all distributions will be reinvested. You will receive a statement confirming reinvestment of distributions in additional shares of a Portfolio promptly following the month in which the reinvestment occurs.



Tax information


     Federal taxes. Each Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal income taxes on income (and gains, if any) it distributes to shareholders. Each Portfolio will distribute substantially all of its ordinary income (and net capital gains, if any) on a current basis.

     General. The foregoing is a summary of certain federal income tax consequences of investing in the Portfolios. You should consult your tax adviser to determine the precise effect of an investment in each Portfolio on your particular tax situation.


Buying and Selling Shares of the Portfolios

     How to buy shares. The Trust offers shares of the Portfolios continuously at a price of $1.00 per share. The Trust determines the net asset value of each Portfolio twice each day, as of 12:00 noon and as of the close of regular trading on the Exchange. The shares of each Portfolio are sold at net asset value through a number of selected financial institutions, such as investment dealers and banks (each, a "Financial Institution"). Your Financial Institution is responsible for forwarding any necessary documentation to IFTC. There is no sales charge on sales of shares, nor is any minimum investment required for any of the Portfolios.

     Because each Portfolio seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. Investments which are accepted at or before 12:00 noon will be invested at the net asset value determined at that time; investments accepted after 12:00 noon will receive the net asset value determined at the close of regular trading on the Exchange. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Trust at its designated bank. When payment in Same Day Funds is available to the Trust, the Trust will accept the order to purchase shares at the net asset value next determined.

     If you are considering redeeming shares or transferring shares to another person shortly after purchase, you should pay for those shares with wired Same Day Funds or a certified check to avoid any delay in redemption or transfer. Otherwise, the Trust may delay payment for shares until the purchase price of those shares has been collected which may be up to 15 calendar days after the purchase date.

     For more information on how to purchase shares of the Portfolios, contact your Financial Institution or Mentor Services Company, Inc. ("Mentor Services Company"), 901 East Byrd Street, Richmond, Virginia 23219. Mentor Services Company's telephone number is 1-800-869-6042.

     How to sell shares. You can redeem your Portfolio shares through your Financial Institution any day the Exchange is open, or you may redeem your shares by check or by mail. Redemption will be effected at the net asset value per share of the Portfolio next determined after receipt of the redemption request in good order. The Fund must receive your properly completed purchase documentation before you may sell shares.

     Selling shares through your Financial Institution. You may redeem your shares through your Financial Institution. Your Financial Institution is responsible for delivering your redemption request and all necessary documentation to the Trust, and may charge you for its services (including, for example, charges relating to the wiring of funds). Your Financial Institution may accept your redemption instructions by telephone. Consult your Financial Institution.

     Selling shares by check. If you would like the ability to write checks against your investment in a Portfolio, you should provide the necessary documentation to your Financial Institution and complete the signature card which you may obtain by calling your Financial Institution or your Portfolio. When a Portfolio receives your properly completed documentation and card, you will receive checks drawn on your Portfolio account and payable through the Portfolio's designated bank. These checks may be made payable to the order of any person. You will continue to earn dividends until the check clears. When a check is presented for payment, a sufficient number of full and fractional shares of the Portfolio in your account will be redeemed to cover the amount of the check. Your Financial Institution may limit the availability of the check-writing privilege or assess certain fees in connection with the checkwriting privilege.

     Shareholders using Trust checks are subject to the Trust's designated bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, although one may be imposed in the future. Shareholders would be notified in advance of the imposition of any such charge. (In addition, if you deplete your original check supply, there may be a charge to order additional checks.) You should make sure that there are sufficient shares in your account to cover the amount of the check drawn. If there is an insufficient number of shares in the account, the check will be dishonored and returned, and no shares will be redeemed. Because dividends declared on shares held in your account and prior withdrawals may cause the value of your account to change, it is impossible to determine in advance your account's total value. Accordingly, you should not write a check for the entire value of your account or close your account by writing a check. A shareholder may revoke check-writing authorization by written notice to IFTC.

     Selling shares by mail. You may also sell shares of a Portfolio by sending a written withdrawal request to your Financial Institution. You must sign the withdrawal request and include a stock power with signature(s) guaranteed by a bank, broker/dealer, or certain other financial institutions.

     A Portfolio generally sends you payment for your shares the business day after your request is received in good order. Under unusual circumstances, a Portfolio may suspend repurchases, or postpone payment for more than seven days, as permitted by federal securities law.



How to Exchange Shares


     You can exchange your shares in any Portfolio for shares of any other Portfolio in the Fund at net asset value, except as described below. If you request an exchange through your Financial Institution, your Financial Institution will be responsible for forwarding the necessary documentation to IFTC. Exchange Authorization Forms are available from your Financial Institution or Mentor Services Company. For federal income tax purposes, an exchange is treated as a sale of shares and may result in a capital gain or loss. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Consult your Financial Institution or Mentor Services Company before requesting an exchange.



Financial Institutions


     Financial Institutions provide varying arrangements for their clients with respect to the purchase and redemption of Portfolio shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. When you effect transactions with a Portfolio (including among other things the purchase, redemption, or exchange of Portfolio shares) through a Financial Institution, the Financial Institution, and not the Portfolio, will be responsible for taking all steps, and furnishing all necessary documentation, to effect such transactions. Financial Institutions have the responsibility to deliver purchase and redemption requests to a Portfolio promptly. Some Financial Institutions may establish minimum investment requirements with respect to a Portfolio. They may also establish and charge fees and other amounts to their client for their services. Certain privileges, such as the check writing privilege or reinvestment options, may not be available through certain Financial Institutions or they may be available only under certain conditions. If your Financial Institution holds your investment in a Portfolio in its own name, then your Financial Institution will be the shareholder of record in respect of that investment; your ability to take advantage of any investment options or services of the Portfolio will depend on whether, and to what extent, your Financial Institution is willing to take advantage of them on your behalf. Financial Institutions may charge fees to or impose restrictions on your shareholder account. Consult your Financial Institution for information about any fees or restrictions or for further information concerning its services.



Management


     The Trustees are responsible for generally overseeing the conduct of the Trust's business. Mentor Investment Advisors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, serves as investment adviser to each of the Portfolios, providing investment advisory services and advising and assisting the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Trustees. Subject to such policies as the Trustees may determine, Mentor Advisors furnishes a continuing investment program for the Portfolios and makes investment decisions on their behalf.

     Mentor Advisors has over $13 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $172 billion in assets and $12 billion in total stockholders' equity as of March 31, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.

     Each Portfolio pays management fees to Mentor Advisors monthly at the following annual rates (based on the average daily net assets of the Portfolio): 0.22% of the first $500 million of the Portfolio's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

     The Portfolios pay all expenses not assumed by Mentor Advisors, including Trustees' fees, auditing, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under their Distribution Plans. General expenses of the Trust will be charged to the assets of each Portfolio on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each Portfolio (and other series of shares of the Trust) or the nature of the services performed and relative applicability to each Portfolio. Expenses directly charged or attributable to a Portfolio will be paid from the assets of that Portfolio.

     Mentor Advisors places all orders for purchases and sales of the investments of each Portfolio. In selecting broker-dealers, Mentor Advisors may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Mentor Advisors may consider sales of shares of the Portfolios (and, if permitted by law, of the other funds in the Mentor family) as a factor in the selection of broker-dealers.



Distribution Services


     Mentor Distributors, LLC ("Mentor Distributors"), 3435 Stelzer Road, Columbus, Ohio 43219, is the distributor of the Portfolios' shares. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc. Each Portfolio has adopted a Distribution Plan (each, a "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to permit each of the Portfolios to compensate Mentor Distributors for services provided and expenses incurred by it in promoting the sale of shares of the Portfolio, reducing redemptions, or maintaining or improving services provided to shareholders. The Plans provide for monthly payments by the Portfolios to Mentor Distributors, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plans for such periods as they may determine. Any material increase in amounts payable under a Plan would require shareholder approval.

     In order to compensate Financial Institutions for services provided in connection with sales of Portfolio shares and the maintenance of shareholder accounts (or, in the case of certain Financial Institutions which are banking institutions, for certain administrative and shareholder services), Mentor Distributors may make periodic payments (from any amounts received by it under the Plans or from its other resources) to any qualifying Financial Institution based on the average net asset value of shares for which the Financial Institution is designated as the financial institution of record. Mentor Distributors makes such payments at the annual rate of between 0.15% and 0.40%. Mentor Distributors may suspend or modify these payments at any time, and payments are subject to the continuation of each Portfolio's Plan and of applicable agreements between Mentor Distributors and the applicable Financial Institution.


How a Portfolio's Performance is Calculated

     Yield and effective yield data of a Portfolio's Retail Shares may from time to time be included in advertisements about the Portfolios. "Yield" is calculated by dividing a Portfolio's annualized net investment income per Retail Share during a recent seven-day period by the net asset value per share on the last day of that period. "Effective yield" compounds that yield for a year and is, for that reason, greater than a Portfolio's yield. Quotations of yield for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Portfolio's performance may be compared to various indices. See the Statement of Additional Information.

     All data is based on a Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Portfolio's investments, a Portfolio's operating expenses, and the class of shares purchased. Investment performance also often reflects the risks associated with a Portfolio's investment objective and policies. These factors should be considered when comparing a Portfolio's investment results to those of other mutual funds and other investment vehicles.



General Information


     Mentor Funds is a Massachusetts business trust organized on January 20, 1992. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end, management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into eleven series of shares. Under the Agreement and Declaration of Trust, a Portfolio's shares may be further divided, without shareholder approval, into two or more classes of shares having such preferences or special or relative rights and privileges as the Trustees may determine. Each Portfolio's shares are currently divided into two classes, Retail Shares, which are offered, the Prospectus, and Institutional Shares. Institutional Shares are not subject to any 12b-1 fees, and may be subject to different expenses of other types. Differences in expenses between the classes will affect performance. Contact Mentor Services Company at 1-800-869-6042 for information concerning Institutional Shares of a Portfolio and your eligibility to purchase those shares. Each share has one vote, with fractional shares voting proportionally. Shares of each Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if a Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares of any Portfolio at any time and may refuse any order to purchase shares.

Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     Investors Fiduciary Trust Company, located at 127 West 10th Street, Kansas City, Missouri 64105, is the transfer agent and dividend-paying agent for the Trust. IFTC engages at its own expense certain Financial Institutions to perform bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts.

     If you own fewer shares of a Portfolio than a minimum amount set by the Trustees (presently 500 shares), the Trust may choose to redeem your shares and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of any Portfolio or of the Trust above any maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

     The Trust may send a single copy of shareholder reports and communications to an address where there is more than one registered shareholder with the same last name, unless a shareholder at that address requests, by calling or writing his Financial Institution or Mentor Services Company, that the Trust do otherwise.

       No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Portfolio's official sales literature in connection with the offer of the Portfolio's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Prospectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents referred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

       Additional information concerning the securities offered hereby and the Portfolio is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.










                                  Mentor Funds

                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1998 Mentor Distributors, LLC

               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

MK 1341


                                  Mentor Funds
                              Mentor Institutional
                             Money Market Portfolio


          Mentor Institutional U.S. Government Money Market Portfolio

                                 Retail Shares



                           -------------------------

                                   PROSPECTUS
                           -------------------------

                               September   , 1998



                                     [logo]
                                     MENTOR
                                INVESTMENT GROUP

                              MENTOR FUNDS

                  STATEMENT OF ADDITIONAL INFORMATION

      (Mentor Institutional U.S. Government Money Market Portfolio and Mentor Institutional Money Market Portfolio--Retail Shares)

                           September __, 1998



         This Statement of Additional Information relates to Retail Shares of the Mentor Institutional U.S. Government Money Market Portfolio and Mentor Institutional Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). Each of the Portfolios is a series of shares of beneficial interest of Mentor Funds (the "Trust"). This Statement is not a prospectus and should be read in conjunction with the relevant prospectus. Separate statements of additional information relate to the other Portfolios comprising the Trust. A copy of any prospectus or statement of additional information can be obtained upon request made to Mentor Services Company, Inc., at P.O. Box 1357, Richmond, Virginia 23218-1357, or calling Mentor Services Company, Inc. at 1-(800) 869-6042.

                                TABLE OF CONTENTS



         CAPTION                                        PAGE
GENERAL  ..................................................
INVESTMENT RESTRICTIONS....................................
CERTAIN INVESTMENT TECHNIQUES..............................
MANAGEMENT OF THE TRUST....................................
PRINCIPAL HOLDERS OF SECURITIES............................
INVESTMENT ADVISORY AND OTHER SERVICES.....................
BROKERAGE..................................................
DETERMINATION OF NET ASSET VALUE...........................
TAX STATUS.................................................
THE DISTRIBUTOR............................................
INDEPENDENT ACCOUNTANTS....................................
CUSTODIAN..................................................
PERFORMANCE INFORMATION....................................
SHAREHOLDER LIABILITY......................................
MEMBERS OF INVESTMENT MANAGEMENT TEAMS.....................
RATINGS  ..................................................


                                GENERAL

         Mentor Funds (the "Trust") is a Massachusetts business trust organized on January 20, 1992 as Cambridge Series Trust.

                        INVESTMENT RESTRICTIONS

         As fundamental investment restrictions, which may not be changed with respect to a Portfolio without approval by the holders of a majority of the outstanding shares of that Portfolio, a Portfolio may not:

         1. Purchase any security (other than U.S. Government securities) if as a result: (i) as to 75% of such Portfolio's total assets, more than 5% of the Portfolio's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio's total assets would be invested in a single industry; except that the Institutional Money Market Portfolio may invest up to 100% of its assets in securities of issuers in the banking industry.

         2. Acquire more than 10% of the voting securities of any issuer.

         3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         4. Issue any class of securities which is senior to the Portfolio's shares of beneficial interest.

         5. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

         6. Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes.

         7. Purchase or sell commodities or commodity contracts, except that a Portfolio may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.

         8. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

         In addition, it is contrary to the current policy of each Portfolio, which policy may be changed without shareholder approval, to invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would then be invested in securities described in (a), (b), and (c).

         All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a Prospectus with respect to a Portfolio, the other investment policies described in this Statement or in a Prospectus are not fundamental and may be changed by approval of the Trustees.

         The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of a Portfolio means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Portfolio, and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                     CERTAIN INVESTMENT TECHNIQUES

         Set forth below is information concerning certain investment techniques in which each Portfolio may engage, and certain of the risks they may entail.

Repurchase Agreements

         A Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal

Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by a Portfolio which are collateralized by the securities subject to repurchase. The investment adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Portfolio is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Loans of Portfolio Securities

         A Portfolio may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government Securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Portfolio may at any time call the loan and regain the securities loaned; (3) a Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Portfolio loaned will not at any time exceed one-third (or such other limit as the Trustee may establish) of the total assets of the Portfolio. Cash collateral received by a Portfolio may be invested in any securities in which the Portfolio may invest consistent with its investment policies. In addition, it is anticipated that a Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Portfolio enters into a loan, its investment adviser considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Portfolio will not lend portfolio securities to borrowers affiliated with the Portfolio.

                             MANAGEMENT OF THE TRUST


         The following table provides biographical information with respect to each Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.

                         Position Held               Principal Occupation
Name and Address         with Portfolio              During Past 5 Years
----------------         --------------              -------------------
*Daniel J. Ludeman       Chairman; Trustee           Chairman and Chief Executive
                                                     Officer, Mentor Investment
                                                     Group, LLC; Managing Director,
                                                     Wheat, First Securities, Inc.;
                                                     Director, Wheat First Butcher
                                                     Singer, Inc.; Chairman and
                                                     Director, Mentor Income Fund,
                                                     Inc. and America's Utility Fund,
                                                     Inc.; Chairman and Trustee,
                                                     Mentor Institutional Trust and
                                                     Cash Resource Trust.

Louis W. Moelchert, Jr.  Trustee                     Vice President for Investments,
                                                     University of Richmond;  Trustee,
                                                     Mentor Institutional Trust and Cash
                                                     Resource Trust; Director, America's
                                                     Utility Fund, Inc. and Mentor Income
                                                     Fund, Inc.






Thomas F. Keller         Trustee                     Professor of Business Administration
                                                     and former Dean, Fuqua School of
                                                     Business, Duke University; Trustee,
                                                     Mentor Institutional Trust and Cash
                                                     Resource Trust; Director, America's
                                                     Utility Fund, Inc. and Mentor Income
                                                     Fund, Inc.



Arnold H. Dreyfuss       Trustee                     Chairman, Eskimo Pie Corp.; formerly,
                                                     Chairman and Chief Executive Officer,
                                                     Hamilton Beach/Proctor-Silex, Inc.;
                                                     Trustee, Mentor Institutional Trust and
                                                     Cash Resource Trust; Director,
                                                     America's Utility Fund, Inc. and Mentor
                                                     Income Fund, Inc.




Troy A. Peery, Jr.        Trustee                    President, Heilig-Meyers Company;
                                                     Trustee, Mentor Institutional Trust and
                                                     Cash Resource Trust; Director,
                                                     America's Utility Fund, Inc. and Mentor
                                                     Income Fund, Inc.



*Peter J. Quinn, Jr.      Trustee                    President, Mentor Distributors, LLC; Managing Director, Mentor Investment
                                                     Group, LLC and Wheat First Butcher Singer, Inc.; formerly, Senior Vice
                                                     President/Director of Mutual Funds, Wheat First Butcher Singer, Inc.;
                                                     Trustee, Mentor Institutional Trust and Cash Resource Trust; Director,
                                                     America's Utility Fund, Inc. and Mentor Income Fund, Inc.




Arch T. Allen, III        Trustee                    Attorney at law, Raleigh, North Carolina; Trustee, Mentor
                                                     Institutional Trust and Case Resource Trust; Director, Mentor Income Fund,
                                                     Inc. and America's Utility Fund, Inc.; formerly, Vice Chancellor for
                                                     Development and University Relations, University of North Carolina at
                                                     Chapel Hill.





Weston E. Edwards         Trustee                    President, Weston Edwards &
                                                     Associates; Trustee, Mentor
                                                     Institutional Trust and Cash Resource
                                                     Trust; Director, Mentor Income Fund,
                                                     Inc. and America's Utility Fund, Inc.;
                                                     Founder and Chairman, The Housing
                                                     Roundtable; formerly, President, Smart
                                                     Mortgage Access, Inc.



Jerry R. Barrentine       Trustee                    President, J.R. Barrentine &
                                                     Associates; Trustee, Mentor
                                                     Institutional Trust and Cash Resource
                                                     Trust; Director, Mentor Income Fund,
                                                     Inc. and America's Utility Fund, Inc.;
                                                     formerly, Executive Vice President and
                                                     Chief Financial Officer, Barclays/American Mortgage Director Corporation;
                                                     Managing Partner, Barrentine Lott & Associates.



J. Garnett Nelson         Trustee                    Consultant, Mid-Atlantic Holdings, LLC; Trustee, Mentor Institutional Trust
                                                     and Cash Resource Trust; Director, Mentor Income Fund, Inc., America's
                                                     Utility Fund, Inc., GE Investment Funds, Inc., and Lawyers Title Corporation;
                                                     Member, Investment Advisory Committee, Virginia Retirement System; formerly,
                                                     Senior Vice President, The Life Insurance Company of Virginia.



Paul F. Costello           President                 Managing Director, Mentor Investment Group, LLC, Wheat First Butcher Singer,
                                                     Inc., and Mentor Investment Advisors, LLC; President, Mentor Income Fund, Inc.,
                                                     America's Utility Fund, Inc., Mentor Institutional Trust, and Cash Resource
                                                     Trust; Director, Mentor Perpetual Advisors, LLC and Mentor Trust Company.










Terry L. Perkins           Treasurer                 Senior Vice President, Mentor Investment Group, LLC; Treasurer, Cash Resource
                                                     Trust, Mentor Income Fund, Inc., and Mentor Institutional Trust; Treasurer and
                                                     Senior Vice President, America's Utility Fund, Inc.; formerly, Treasurer and
                                                     Comptroller, Ryland Capital Management, Inc.



Michael Wade               Assistant                 Vice President, Mentor Investment Group, LLC; Assistant Treasurer, Cash
                           Treasurer                 Resource Trust, Mentor Income Fund, Inc., Mentor Institutional Trust, and
                                                     America's Utility Fund, Inc.; formerly, Senior Accountant, Wheat First Butcher
                                                     Singer, Inc.; Audit Senior, BDO Seidman.




Geoffrey B. Sale           Secretary                 Associate Vice President Mentor Investment Group, LLC; Clerk Mentor
                                                     Institutional Trust; Secretary Cash Resource Trust, Mentor Income Fund,
                                                     Inc., Mentor Funds and Mentor Variable Investment Portfolios.


              The table below shows the fees paid to each Trustee by the Trust for the 1997 fiscal year and the fees paid to each Trustee by all funds in the Mentor family (including the Trust) during the 1997 calendar year.

                                                      Total compensation
                          Aggregate compensation            from all
Trustees                      from the Trust        complex funds (23 Funds)
--------                  ----------------------   -------------------------
Daniel J. Ludeman                     0                            0
Arnold H. Dreyfuss               $6,000                      $12,200
Thomas F. Keller                 $6,000                      $12,200
Louis W. Moelchert, Jr.          $6,000                      $12,200
Stanley F. Pauley*               $6,000                      $12,200
Troy A. Peery, Jr.               $5,500                      $11,175
Peter J. Quinn, Jr.              $    0                      $     0
Arch T. Allen, III+              $    0                      $     0
Weston E. Edwards+               $    0                      $     0
Jerry R. Barrentine+             $    0                      $     0
J. Barnett Nelson+               $    0                      $     0

-------------
*  Resigned as Trustee effective December 22, 1997
+  Elected Trustee December 22, 1997

         The Trustees do not receive pension or retirement benefits from the Trust.

         The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                    PRINCIPAL HOLDERS OF SECURITIES

        As of June 30, 1998, the officers and Trustees of the Trust owned as a group less than one percent of the outstanding shares of each Portfolio. To the knowledge of the Trust, no person owned of record or beneficially more than 5% of the outstanding shares of either Portfolio as of that date except that the following persons owned of record Institutional Shares of the Institutional U.S. Government Money Market Portfolio as follows:

Chase Manhattan Bank TTEE               64.05%
        EVEREN Capital Corp 401K
        Attn: Sandra Madrid
        770 Broadway 10th Fl
        New York, NY 10003-9522

Valley Childrens Hospital               7.78%
        Attn: Darrell Fischer
        1990 E. Gettysburg Ave.
        Fresno, CA 93276-0244

        The following persons owned of record Institutional Shares of the Institutional Money Market Portfolio as follows:

WHEAT FIRST F/A/O                       10.27%
JAMES J BALZARINI &
SARA S BALZARINI JT TEN
1446 RESERVE DR
AKRON OH 44333-1095

DANIEL M TABAS                          10.24%
915 MONTGOMERY AVE 4TH FL
ROYAL PLAZA
NABERTH PA 19072-1549

CITY OF HOPEWELL                         8.83%
300 N MAIN ST
HOPEWELL VA 23860-2740

SUSSEX COUNTY                            6.91%
PO BOX 1399
SUSSEX VA 23884-0399

GREENSVILLE COUNTY                       5.78%
1750 E ATLANTIC ST RM 213
EMPORIA VA 23847-6584

DINWIDDIE COUNTY                         5.73%
PO BOX 178
DINWIDDIE VA 23841-0178

EVEREN CLEARING CORP CUST                5.65%
FBO ALIK A KURI IRA
112 FRANCIS ST
KENT OH 44240

                 INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Services

        Mentor Investment Advisors, LLC ("Mentor Advisors") serves as investment adviser to each Portfolio pursuant to a Management Contract with the Trust. Subject to the supervision and direction of the Trustees, Mentor Advisors manages a Portfolio's portfolio in accordance with the stated policies of that Portfolio and of the Trust. Mentor Advisors makes investment decisions for the Portfolios and places the purchase and sale orders for portfolio transactions. Mentor Advisors bears all of its expenses in connection with the performance of its services. In addition, Mentor Advisors pays the salaries of all officers and employees who are employed by it and the Trust.

        Mentor Advisors provides the Portfolios with investment officers who are authorized to execute purchases and sales of securities. Investment decisions for the Portfolios and for the other investment advisory clients of Mentor Advisors and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in an investment adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. In the case of short-term investments, the Treasury area of Wheat First Butcher Singer handles purchases and sales under guidelines approved by investment officers of the Trust. Mentor Advisors employs a professional staff of portfolio managers who draw upon a variety of resources, including Wheat, First Securities, Inc., an affiliate of Mentor Advisors, for research information for the Portfolios.

         The proceeds received by each Portfolio for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to a Portfolio may be allocated in proportion to the net asset values of that Portfolio except where allocations of direct expenses can otherwise be fairly made.

         Expenses incurred in the operation of a Portfolio or otherwise allocated to a Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges and charges relating to corporate matters are borne by the Portfolio.

         Each Management Contract is subject to annual approval by (i) the Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the affected Portfolio, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Mentor Advisors, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Management Contract is terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the affected Portfolio's shares, or by Mentor Advisors. Each Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).

         Under each Management Contract, each Portfolio pays management fees to Mentor Advisors monthly at the following annual rates (based on average net assets of a Portfolio): 0.22% of the first $500 million; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion. For the fiscal period ended September 30, 1997, the U.S. Government Institutional Money Market Portfolio paid investment advisory fees in the amount of $29,982.

                                    BROKERAGE

         Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of portfolio securities by a Portfolio will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Portfolios would not ordinarily pay significant brokerage commissions with respect to securities transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Mentor Advisors receives brokerage and research services and other similar services from many broker-dealers with which it places the Portfolios' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the investment advisers' managers and analysts. Where the services referred to above are not used exclusively by Mentor Advisors for research purposes, Mentor Advisors, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Mentor Advisors and its affiliates in advising various of its clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios.

         Mentor Advisors places all orders for the purchase and sale of portfolio investments for the Portfolios and buys and sells investments for the Portfolios through a substantial number of brokers and dealers. Mentor Advisors seeks the best overall terms available for the Portfolios, except to the extent it may be permitted to pay higher brokerage commissions as described below. In doing so, Mentor Advisors, having in mind a Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Mentor Advisors may cause a Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to it an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for a Portfolio on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Mentor Advisors' authority to cause a Portfolio to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Mentor Advisors does not currently intend to cause a Portfolio to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Mentor Advisors will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Trustees may determine, Mentor Advisors may consider sales of shares of a Portfolio (and, if permitted by law, of the other Mentor funds) as a factor in the selection of broker-dealers to execute portfolio transactions for a Portfolio.

         The Trustees have determined that portfolio transactions for the Trust may be effected through Wheat, First Securities, Inc. ("Wheat") or EVEREN Securities, Inc. ("EVEREN"), broker-dealers affiliated with Mentor Advisors. The Trustees have adopted certain policies incorporating the standards of Rule 17e-l issued by the SEC under the 1940 Act which requires, among other things, that the commissions paid to Wheat and EVEREN must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. Wheat and EVEREN will not participate in brokerage commissions paid by a Portfolio to other brokers or dealers. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Portfolio will in no event effect principal transactions with Wheat or EVEREN in over-the-counter securities in which Wheat or EVEREN makes a market, as the case may be.

         Under rules adopted by the SEC, neither Wheat nor EVEREN may execute transactions for a Portfolio on the floor of any national securities exchange, but either may effect transactions for a Portfolio by transmitting orders for execution and arranging for the performance of this function by members of the exchange not associated with them. Wheat and EVEREN will be required to pay fees charged to those persons performing the floor brokerage elements out of the brokerage compensation it receives from a Portfolio. The Trust has been advised by Wheat that, on most transactions, the floor brokerage generally constitutes from 5% and 10% of the total commissions paid.

        The Institutional U.S. Government Money Market Portfolio paid no brokerage fees for the fiscal period ended September 30, 1997.

                    DETERMINATION OF NET ASSET VALUE

         The Trust determines net asset value per share of the Portfolios each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays, and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.

         The valuation of each Portfolio's portfolio securities is based upon its amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. By using amortized cost valuation, each Portfolio seeks to maintain a constant net asset value of $1.00 per share, despite minor shifts in the market value of its portfolio securities. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of a Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based on market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield if he purchased shares of the Portfolio on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply on a day when the use of amortized cost by a Portfolio resulted in a higher aggregate portfolio value. However, as a result of certain procedures adopted by the Trust, the Trust believes any difference will normally be minimal.

         The valuation of a Portfolio's portfolio instruments at amortized cost is permitted in accordance with Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. Under these procedures, a Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, a Portfolio's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of a Portfolio's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether a Portfolio's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation may result in material dilution or is otherwise unfair to existing shareholders, they will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

         Since the net income of a Portfolio is declared as a dividend each time it is determined, the net asset value per share of a Portfolio remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in a Portfolio representing the reinvestment of dividend income is reflected by an increase in the number of shares of a Portfolio in the shareholder's account on the last day of each month (or, if that day is not a business day, on the next business day). It is expected that a Portfolio's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a Portfolio determined at any time is a negative amount, that Portfolio will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend by a Portfolio (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, that Portfolio will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Portfolio that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by its investment in a Portfolio.

         Should a Portfolio incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the Portfolio's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

                                   TAX STATUS

         Each Portfolio intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

         As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. As a series of Massachusetts business trust, a Portfolio will not under present law be subject to any excise or income taxes in Massachusetts.

     In order to qualify as a "regulated investment company," a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Portfolio and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Portfolio must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Portfolio's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Portfolio's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Portfolio so elects) plus undistributed amounts from prior years. Each Portfolio intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Portfolio during October, November, or December to shareholders of record on a date in any such month and paid by the Portfolio during the following January will be treated for federal tax purposes as paid by the Portfolio and received by shareholders on December 31 of the year in which declared.

         Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Portfolio has invested and their face value ("original issue discount") is considered to be income to the Portfolio each year, even though the Portfolio will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Portfolio which must be distributed to shareholders in order to maintain the qualification of the Portfolio as a regulated investment company and to avoid federal income tax at the level of the Portfolio.

         Each Portfolio is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Portfolio shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom a

Portfolio is notified that the shareholder has under reported income in the past, or who fails to certify to a Portfolio that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Portfolio with a proper certification.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state and federal taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                            THE DISTRIBUTOR

         Mentor Distributors, LLC, located at 3435 Stelzer Road, Columbus, Ohio 43219, is the principal distributor of the Portfolios' shares, a subsidiary of Wheat First Butcher Singer. Mentor Distributors is acting on a best efforts basis in the continuous offering of the Trust's shares. Mentor Distributors, LLC is a wholly owned subsidiary of BISYS Fund Services, Inc.

                             INDEPENDENT ACCOUNTANTS

         KPMG Peat Marwick LLP, located at 99 High Street, Boston, Massachusetts 02110, are the Portfolios' independent auditors, providing audit services, tax return review, and other tax consulting services.

                                    CUSTODIAN

         The custodian of the Portfolios, Investors Fiduciary Trust Company, is located at 127 West 10th Street, Richmond, Virginia 64105. A custodian's responsibilities include generally safeguarding and controlling a Portfolio's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Portfolio's investments.

                             PERFORMANCE INFORMATION

         The yield of each Portfolio is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Portfolio over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). A Portfolio's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

        The Institutional U.S. Government Money Market Portfolio's yield and effective yield for the seven-day period ended March 31, 1998 were 5.34% and 5.48%, respectively.

         The Institutional Money Market Portfolio's yield and effective yield for the seven-day period ended March 31, 1998 were 5.39% and 5.53%, respectively.

         All data for each of the Portfolios are based on past performance and do not predict future results.

         Independent statistical agencies measure a Portfolio's investment performance and publish comparative information showing how the Portfolio, and other investment companies, performed in specified time periods. Agencies whose reports are commonly used for such comparisons are set forth below. From time to time, a Portfolio may distribute these comparisons to its shareholders or to potential investors. The agencies listed below measure performance based on the basis of their own criteria rather than on the basis of the standardized performance measures described above.

         Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, reflecting generally changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, for example year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

         Morningstar, Inc. distributes mutual fund ratings twice a month. the ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds with similar objectives. The performance factor is a weighted-average assessment of the Portfolio's 3- year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's Corporation and Moody's Investor Service, Inc.

         Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year performance. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

         Independent publications may also evaluate a Portfolio's performance. Certain of those publications are listed below, at the request of Mentor Distributors, which bears full responsibility for their use and the descriptions appearing below. From time to time any or all of the Portfolios may distribute evaluations by or excerpts from these publications to its shareholders or to potential investors. The following illustrates the types of information provided by these publications.

         Business Week publishes mutual fund rankings in its Investment Figures of the Week column. The rankings are based on 4-week and 52-week total return reflecting changes in net asset value and the reinvestment of all distributions. They do not reflect deduction of any sales charges. Portfolios are not categorized; they compete in a large universe of over 2,000 funds. The source for rankings is data generated by Morningstar, Inc.

         Investor's Business Daily publishes mutual fund rankings on a daily basis. The rankings are depicted as the top 25 funds in a given category. The categories are based loosely on the type of fund, e.g., growth funds, balanced funds, U.S. government funds, GNMA funds, growth and income funds, corporate bond funds, etc. Performance periods for sector equity funds can vary from 4 weeks to 39 weeks; performance periods for other fund groups vary from 1 year to 3 years. Total return performance reflects changes in net asset value and reinvestment of dividends and capital gains. The rankings are based strictly on total return. They do not reflect deduction of any sales charges Performance grades are conferred from A+ to E. An A+ rating means that the fund has performed within the top 5% of a general universe of over 2000 funds; an A rating denotes the top 10%; an A- is given to the top 15%, etc.

         Barron's periodically publishes mutual fund rankings. The rankings are based on total return performance provided by Lipper Analytical Services. The Lipper total return data reflects changes in net asset value and reinvestment of distributions, but does not reflect deduction of any sales charges. The performance periods vary from short-term intervals (current quarter or year-to-date, for example) to long-term periods (five-year or ten-year performance, for example). Barron's classifies the funds using the Lipper mutual fund categories, such as Capital Appreciation Portfolios, Growth Portfolios, U.S. Government Portfolios, Equity Income Portfolios, Global Portfolios, etc. Occasionally, Barron's modifies the Lipper information by ranking the funds in asset classes. "Large funds" may be those with assets in excess of $25 million; "small funds" may be those with less than $25 million in assets.

         The Wall Street Journal publishes its Mutual Portfolio Scorecard on a daily basis. Each Scorecard is a ranking of the top-15 funds in a given Lipper Analytical Services category. Lipper provides the rankings based on its total return data reflecting changes in net asset value and reinvestment of distributions and not reflecting any sales charges. The Scorecard portrays 4-week, year-to-date, one-year and 5-year performance; however, the ranking is based on the one-year results. The rankings for any given category appear approximately once per month.

         Fortune magazine periodically publishes mutual fund rankings that have been compiled for the magazine by Morningstar, Inc. Portfolios are placed in stock or bond fund categories (for example, aggressive growth stock funds, growth stock funds, small company stock funds, junk bond funds, Treasury bond funds etc.), with the top-10 stock funds and the top-5 bond funds appearing in the rankings. The rankings are based on 3- year annualized total return reflecting changes in net asset value and reinvestment of distributions and not reflecting sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         Money magazine periodically publishes mutual fund rankings on a database of funds tracked for performance by Lipper Analytical Services. The funds are placed in 23 stock or bond fund categories and analyzed for five-year risk adjusted return. Total return reflects changes in net asset value and reinvestment of all dividends and capital gains distributions and does not reflect deduction of any sales charges. Grades are conferred (from A to E): the top 20% in each category receive an A, the next 20% a B, etc. To be ranked, a fund must be at least one year old, accept a minimum investment of $25,000 or less and have had assets of at least $25 million as of a given date.

         Financial World publishes its monthly Independent Appraisals of Mutual Portfolios, a survey of approximately 1000 mutual funds. Portfolios are categorized as to type, e.g., balanced funds, corporate bond funds, global bond funds, growth and income funds, U.S. government bond funds, etc. To compete, funds must be over one year old, have over $1 million in assets, require a maximum of $10,000 initial investment, and should be available in at least 10 states in the United States. The funds receive a composite past performance rating, which weighs the intermediate - and long-term past performance of each fund versus its category, as well as taking into account its risk, reward to risk, and fees. An A+ rated fund is one of the best, while a D- rated fund is one of the worst. The source for Financial World rating is Schabacker investment management in Rockville, Maryland.

         Forbes magazine periodically publishes mutual fund ratings based on performance over at least two bull and bear market cycles. The funds are categorized by type, including stock and balanced funds, taxable bond funds, municipal bond funds, etc. Data sources include Lipper Analytical Services and CDA Investment Technologies. The ratings are based strictly on performance at net asset value over the given cycles. Portfolios performing in the top 5% receive an A+ rating; the top 15% receive an A rating; and so on until the bottom 5% receive an F rating. Each fund exhibits two ratings, one for performance in "up" markets and another for performance in "down" markets.

         Kiplinger's Personal Finance Magazine (formerly Changing Times), periodically publishes rankings of mutual funds based on one-, three- and five-year total return performance reflecting changes in net asset value and reinvestment of dividends and capital gains and not reflecting deduction of any sales charges. Portfolios are ranked by tenths: a rank of 1 means that a fund was among the highest 10% in total return for the period; a rank of 10 denotes the bottom 10%. Portfolios compete in categories of similar funds -- aggressive growth funds, growth and income funds, sector funds, corporate bond funds, global governmental bond funds, mortgage-backed securities funds, etc. Kiplinger's also provides a risk-adjusted grade in both rising and falling markets. Portfolios are graded against others with the same objective. The average weekly total return over two years is calculated. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         U.S. News and World Report periodically publishes mutual fund rankings based on an overall performance index (OPI) devised by Kanon Bloch Carre & Co., a Boston research firm. Over 2000 funds are tracked and divided into 10 equity, taxable bond and tax-free bond categories. Portfolios compete within the 10 groups and three broad categories. The OPI is a number from 0-100 that measures the relative performance of funds at least three years old over the last 1, 3, 5 and 10 years and the last six bear markets. Total return reflects changes in net asset value and the reinvestment of any dividends and capital gains distributions and does not reflect deduction of any sales charges. Results for the longer periods receive the most weight.

         The 100 Best Mutual Portfolios You Can Buy (1992), authored by Gordon K. Williamson. The author's list of funds is divided into 12 equity and bond fund categories, and the 100 funds are determined by applying four criteria. First, equity funds whose current management teams have been in place for less than five years are eliminated. (The standard for bond funds is three years.) Second, the author excludes any fund that ranks in the bottom 20 percent of its category's risk level. Risk is determined by analyzing how many months over the past three years the fund has underperformed a bank CD or a U.S. Treasury bill. Third, a fund must have demonstrated strong results for current three-year and five-year performance. Fourth, the fund must either possess, in Mr. Williamson's judgment, "excellent" risk-adjusted return or "superior" return with low levels of risk. Each of the 100 funds is ranked in five categories: total return, risk/volatility, management, current income and expenses. The rankings follow a fivepoint system: zero designates "poor"; one point means "fair"; two points denote "good"; three points qualify as a "very good"; four points rank as "superior"; and five points mean "excellent."

                              SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder held personally liable for the obligations of a Portfolio. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations.

Financial Statements

        The Independent Auditors' Report, financial highlights, and financial statements included in the Institutional U.S. Government Money Market Portfolio's Annual Report for the fiscal year ended September 30, 1997, filed electronically on December 4, 1997 (File No. 811-6550; Accession No. 0000916641-97-001148, and the unaudited financial statements of the Institutional U.S. Government Money Market Portfolio and of the Institutional Money Market Portfolio filed electronically on July 9, 1998 (File No. 811-6550; Accession No. 0000916641-98-000790), are incorporated by reference into this Statement of Additional Information.

                 MEMBERS OF INVESTMENT MANAGEMENT TEAMS

         The following persons are investment personnel of Mentor Advisors:

Mentor Investment Advisors, LLC

Cash Management

R. Preston Nuttall, CFA -- Managing Director, Chief Investment Officer Mr. Nuttall has more than thirty years of investment management experience. Prior to Mentor Advisors, he led short-term fixed-income management for fifteen years at Capitoline Investment Services, Inc. He has his undergraduate degree in economics from the University of Richmond and his graduate degree in finance from the Wharton School at the University of Pennsylvania.

Hubert R. White III  -- Vice President, Portfolio Manager
Mr. White has eleven years of investment management experience. Prior to joining Mentor Advisors, he served for five years as portfolio manager with Capitoline Investment Services. He has his undergraduate degree in business from the University of Richmond.

Kathryn T. Allen -- Vice President, Portfolio Manager
Ms. Allen has fourteen years of investment management experience and specializes in tax-free trades. Prior to joining Mentor Advisors, Ms. Allen was portfolio group manager at PNC Institutional Management Corporation. She has her undergraduate degree in commerce and business administration from the University of Alabama.

                                RATINGS

         The rating services' descriptions of corporate bonds are:

Moody's Investors Service, Inc.:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's:

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

         o liquidity ratios are adequate to meet cash requirements;

         o long-term senior debt is rated "A" or better;

         o the issuer has access to at least two additional channels of borrowing;

         o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

         o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

         o the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

         o evaluation of the management of the issuer;

         o economic evaluation of the issuer's industry or industries and an appraisal of speculative- type risks which may be inherent in certain areas;

         o evaluation of the issuer's products in relation to competition and customer acceptance;

         o liquidity;

         o amount and quality of long-term debt;

         o trend of earnings over a period of ten years;

         o financial strength of parent company and the relationships which exist with the issuer; and

         o recognition by the management of obligations which may be present or may arise as a result of public interest.

                      PART C.   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:


  (a) Financial Statements

     (1) Audited Financial Statements and Supporting Schedules (For all Portfolios other than Mentor Asset Allocation Portfolio, Mentor High Income Portfolio, Mentor Institutional Money Market Portfolio Mentor Institutional U.S. Government Money Market Portfolio, Institutional Shares, and Mentor Growth Opportunities)

               Financial Statements:
               Portfolios of Investments -- September 30, 1997*
               Statements of Assets and Liabilities -- September 30, 1997* Statements of Operations -- year ended September 30, 1997* Statements of Changes in Net Assets -- years/periods ended
                 September 30, 1997 and September 30, 1996*
               Financial Highlights *(+)
               Notes to Financial Statements*
               Independent Auditors' Report

     (2)  Unaudited Financial  Statements and Supporting Schedules
          (Mentor  Institutional  Money Market Portfolio,
          Mentor   Institutional   U.S.   Government  Money  Market   Portfolio,
          Institutional Shares)

              Financial Statements:
               Portfolios of Investments -- March 31, 1998*
               Statements of Assets and Liabilities -- March 31, 1998* Statements of Operations -- year ended March 31, 1998* Statements of Changes in Net Assets -- years/periods ended
                 March 31, 1998 and March 31, 1997*
               Financial Highlights *
               Notes to Financial Statements*

_____________

*         Incorporated by reference into Part B to this Registration
          Statement.

(+)       Incorporated by reference to Part A to this Registration Statement.


      (b)  Exhibits:


           (1)(i) Conformed copy of Declaration of Trust of the Registrant, with Amendments No. 1 and 2 (2);


              (ii) Amendment No. 5 to the Declaration of Trust of the Registrant (12);

              (iii) Form of Amendment to the Declaration of Trust of the Registrant (13)

               (iv) Form of Proposed Amendment to the Declaration of Trust of the Registrant to be dated as of May 12, 1998 (14)


           (2)       Copy of By-Laws of the Registrant (1);

           (3)       Not applicable;

           (4) Portions of Registrant's Declaration of Trust and By-Laws relating to shareholder rights (1)(2)(12)(13);


           (5)(i)    Form Management Agreement of the Registrant
                     (Capital Growth, Income and Growth, Quality Income, and Municipal Income Portfolios) (14);


              (ii)   Form of Investment Advisory Agreement
                     (Municipal Income Portfolio) (14);

              (iii)  Form of Investment Advisory Agreement
                     (Income and Growth Portfolio) (14);

              (iv) Form of Investment Advisory and Management Agreement (Perpetual Global Portfolio) (8);

              (v)    Form of Investment Advisory and Management
                     Agreement (Growth Portfolio) (14);

              (vi)   Form of Investment Advisory and Management
                     Agreement (Strategy Portfolio) (14);

              (vii) Form of Investment Advisory and Management Agreement (Short-Duration Income Portfolio) (14);

              (viii) Form of Investment Advisory and Management
                     Agreement (Balanced Portfolio) (14);



              (ix) Form of Investment Advisory and Management Agreement (Institutional Money Market Portfolio) (14);

              (x) Form of Investment Advisory and Management Agreement (Institutional U.S. Government Money Market Portfolio)
                     (14);


              (xi) Form of Investment Advisory and Management Agreement (Growth Opportunities Portfolio) (11);


              (xii) Form of Investment Advisory and Management Agreement (Mentor High Income Portfolio) (14)

             (xiii)  Sub-Advisory Agreement (Mentor High Income Portfolio)(14)


              (xiv) Form of Investment Advisory and Management Agreement (Mentor Asset Allocation Portfolio) (13)


            (6)      Form of Distribution Agreement of the Registrant (14)





            (7)      Not applicable;

            (8)(i) Conformed copy of Custodian Contract of the Registrant with Investors Fiduciary Trust Company (2);

              (ii) Conformed copy of Custodian Contract of the Registrant with State Street Bank and Trust Company (2);


             (iii)   Form of Administration Agreement of the
                     Registrant in respect of each Portfolio (14);


              (iv) Form of Custodian Contract with State Street Bank and Trust Company in respect of foreign securities(7);

            (9)(i) Conformed copy of Transfer Agency and Registrar Agreement of the Registrant (2);

              (ii) (a) Conformed copy of Shareholder Services Plan of the Registrant through and including Exhibit B in respect of the Capital Growth, Quality Income, Municipal Income, Income and Growth, and Global Portfolios (3);
                     (b) Form of Instrument of Transfer of Shareholder Services Plan (8);


                     (c) Form of New Exhibit C to the Shareholder Services Plan in respect of the Class A and B shares of the Growth, Strategy, Short-Duration Income Portfolios and the Balanced Portfolio (6);

                     (d) Form of New Exhibit D to Shareholder Services Plan in respect of Class A and B shares of the Growth Opportunities Portfolio (11);

                     (e) Form of New Exhibit E to Shareholder Services Plan in respect of Class A and B shares of the High Yield and Asset Allocation Portfolios (13);

           (9)(iii) Form of Agency Agreement with Investors Fiduciary Trust Company (Institutional Money Market Portfolio Institutional, U.S. Government Money Market Portfolio)
                     (15);

           (9)(iv) Form of Draft Processing Agreement with Investors Fiduciary Trust Company (Institutional Money Market Portfolio, Institutional U.S. Government Money Market Portfolio) (15)

           (10)      Not applicable;


           (11)(i)   Conformed copy of Consent of Independent Auditors (15);

               (ii) Conformed copy of KPMG Peat Marwick LLP opinion on Methodology and Procedures for Accounting for Multiple Classes of Shares (5);

           (12)      Not applicable;

           (13)      Conformed copy of Initial Capital Understanding (1);

           (14)      Not applicable;



           (15)(i)   Plan of Distribution (12)

               (ii)  Revised Exhibit A to Plan of Distribution (15)

           (16)(i)   Schedules for Computation of Performance
                     (all Portfolios)(8)

           (18)(i) Amended and Restated Rule 18f-3(d) Plan (Portfolios other than Money Market Portfolios) (10)

               (ii)  Rule 18f-3 Plan (Money Market Portfolios) (15)

           (27)(i)   Financial Data Schedules of Class A Shares (12)

               (ii)  Financial Data Schedules of Class B Shares (12)

               (iii) Financial Data Schedule in respect of the Balanced
                     Portfolio. (12)

               (iv) Financial Data Schedules in respect of Money Market Portfolios (15)






1.   Incorporated by reference to Registrant's Pre-Effective
     Amendment No. 1 on Form N-1A filed April 14, 1992.
2.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 3 on Form N-1A filed May 14, 1993.
3.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 5 on Form N-1A filed November 26, 1993.
4.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 7 on Form N-1A filed August 3, 1994.
5.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 8 on Form N-1A filed January 27, 1995.
6.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 9 on Form N-1A filed March 15, 1995.
7.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 10 on Form N-1A filed January 15, 1996.
8. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 29, 1996.
9. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 22, 1997.
10. Incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed March 4, 1997.

11. Incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed November 7, 1997.

12. Incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed December 22, 1997.
13. Incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on January 30, 1998.

14. Incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on May 12, 1998.
15.  Filed herewith.



Item 25.  Persons Controlled by or Under Common Control with Registrant:

          Reference is made to "Principal Holders of Securities" in Part B of this Registration Statement


Item 26.  Number of Holders of Securities as of June 30, 1998


   Multiclass Portfolios          Class A    Class B



Capital Growth Portfolio           6,749     12,766
Global Portfolio                   3,345      8,415
Growth Portfolio                   5,905     30,212
Income and Growth Portfolio        3,978      8,951
Municipal Income Portfolio           794      1,316
Quality Income Portfolio           2,543      4,508
Short-Duration Income Portfolio      963      2,004
Strategy Portfolio                 1,478     13,482



Single Class Portfolios

Balanced Portfolio                                               4

Mentor Institutional U.S. Government Money
  Market Portfolio--Institutional Class                         58

Mentor Institutional Money Market
  Portfolio--Institutional Class                                43

No Retail Shares of either Money Market Portfolio were outstanding on June 30, 1998







Item 27.  Indemnification:


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed January 31, 1992 (File Nos. 33-45315 and 811-6550).



Item 28.  Business and Other Connections of Investment Advisers



      The business and other connections of each director, officer, or partner of the entities below in which such director, officer, or partner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee are set forth in the following tables.



      (a) The following is additional information with respect to the directors and officers of Mentor Investment Advisors, LLC:

                                                    Business, Profession,
                                                   Vocation or Employment
                               Position with            during the past
         Name                Investment Adviser        two fiscal years

John G. Davenport            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


R. Preston Nuttall           Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


Paul F. Costello             Managing Director        Managing Director,
                                                      Mentor Investment Group,
                                                      LLC; President, Mentor
                                                      Funds, Mentor
                                                      Institutional Trust, Cash
                                                      Resource Trust, Mentor
                                                      Income Fund, Inc.; and
                                                      America's Utility Fund,
                                                      Inc.; Senior Vice
                                                      President, Mentor
                                                      Distributors, LLC;
                                                      Managing Director, Mentor
                                                      Perpetual Advisors, LLC.

Theodore W. Price            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

P. Michael Jones             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Peter J. Quinn, Jr.          Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Daniel J. Ludeman            Chairman                 Chairman and Chief
                                                      Executive Officer,
                                                      Mentor Investment
                                                      Group, LLC.

Karen H. Wimbish             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.



Terry L. Perkins             Treasurer                Senior Vice President,
                                                      Mentor Investment Group,
                                                      L.L.C.

Michael A. Wade              Controller               Vice President, Mentor
                                                      Investment Group, L.L.C.

Geoffrey B. Sale             Secretary                Associate Vice President
                                                      Mentor Investment Group,
                                                      LLC; Clerk Mentor
                                                      Institutional Trust;
                                                      Secretary Cash Resource
                                                      Trust, Mentor Income Fund,
                                                      Inc., Mentor Funds and
                                                      Mentor Variable Investment
                                                      Portfolios.




(b) The following is additional information with respect to the directors and officers of Mentor Perpetual Advisors, LLC ("Mentor Perpetual"):


                                                       Other Substantial
                            Position with the          Business, Profession,
Name                        Investment Advisor         Vocation or Employment
Scott A. McGlashan          President                  Director, Perpetual
                                                       Portfolio Management
                                                       Limited.

Martyn Arbib                Managing Director          Chairman, Perpetual
                                                       Portfolio Management
                                                       Limited.

Roger C. Cormick            Managing Director          Deputy Chairman -
                                                       Marketing, Perpetual
                                                       Portfolio Management
                                                       Limited.


Paul F. Costello            Managing Director          Managing Director, Mentor
                                                       Investment Group, LLC
                                                       and Mentor Investment
                                                       Advisors, LLC; President,
                                                       Mentor Funds, Mentor Institutional
                                                       Trust, Cash Resource
                                                       Trust, Mentor Income Fund, Inc.,
                                                       and America's Utility Fund, Inc.;
                                                       Senior Vice President, Mentor
                                                       Distributors, LLC.

Daniel J. Ludeman           Managing Director          Chairman and Chief
                                                       Executive Officer,
                                                       Mentor Investment
                                                       Group, LLC; Director,
                                                       Wheat First Securities,
                                                       Inc.; Managing Director,
                                                       Wheat First Butcher
                                                       Singer, Inc.

David S. Mossop             Managing Director          Director, Perpetual
                                                       Portfolio Management
                                                       Limited

Peter J. Quinn, Jr.         Managing Director          Managing Director,
                                                       Mentor Investment
                                                       Group, LLC.

Roderick A. Smyth           Managing Director          Managing Director,
                                                       Mentor Investment
                                                       Group, LLC.


* The address of Mentor Investment Group, LLC, Wheat, First Securities,
Inc., Wheat First Butcher Singer, Inc., Mentor Funds, Mentor Income
Fund, Inc., Mentor Investment Advisors, LLC, and Mentor Perpetual
Advisors, LLC is 901 East Byrd Street, Richmond, VA 23219. The address of Ryland Capital Management, Inc. and RAC Income Fund, Inc. is 11000
Broken Land Parkway, Columbia, MD 21044. The address of Perpetual
Portfolio Management Limited is 48 Hart Street, Henley-on-Thames, Oxon,
England, RG92AZ.


(c) The following is a list of the general partners and Senior Vice Presidents of Wellington Management Company, LLP, located at 75 State Street, Boston Massachusetts 02109:





Kenneth L. Abrams               Paul D. Kaplan           Richard S. Press
Nicholas C. Adams               John C. Keogh            Robert D. Rands
Rand L. Alexander               Mark T. Lynch            Eugene E. Record, Jr.
Deborah L. Allinson             Nanch T. Lukitsh         John R. Ryan
Nancy T. August                 Christine S. Manfredi    Joseph H. Schwartz
James H. Averill                Patrick J. McCloskey     David W. Scudder
Marie-Claude Bernal             Earl E. McEvoy           Binkley C. Shorts
William N. Booth                Duncan M. McFarland      Trond Skramstad
Paul Braverman                  Paul M. Mecray, III      Catherine A. Smith
William D. Dilanni              Matthew E. Megargel      Stephen A. Soderberg
Pamela Dippel                   James N. Mordy           Harriett Tee Taggart
Robert W. Doran                 Diane C. Nordin          Perry M. Traquina
Charles T. Freeman              Edward P. Owens          Gene R. Tremblay
Laurie A. Gabriel               Saul J. Pannell          Mary Ann Tynan
Frank J. Gilday, III            Thomas L. Pappas         Ernst H. von Metzsch
John H. Gooch                   David M. Parker          Clare Villari
Nicholas P. Greville            Robert D. Payne          James L. Walters
William C.S. Hicks              Jonathan M. Payson       Kim Williams
                                Stephen M. Pazuk         Frank V. Wisneski


(d) The following is additional information with respect to the directors and officers of Van Kampen American Capital Management Inc., located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181-4486:





                                                         Other Substantial
                           Position with                 Business, Profession,
     Name                Investment Advisor              Vocation or Employment
     ----                ------------------              ----------------------
Don G. Powell           Chairman and Director           Chairman and Director,
                                                        VK/AC Holding, Inc.,
                                                        Van Kampen American
                                                        Capital, Inc., Van
                                                        Kampen American Capital
                                                        Distributors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management, Inc., Van
                                                        Kampen American Capital
                                                        Investment Advisory
                                                        Corp., and Van
                                                        Kampen American Capital
                                                        Advisors, Inc.

Philip N. Duff          Chief Executive Officer         President and Chief
                                                        Executive Officer,
                                                        VK/AC Holding, Inc.
                                                        and Van Kampen American
                                                        Capital, Inc.

Dennis J. McDonnell     President and Chief             Executive Vice
                          Operating Officer             President, VK/AC
                                                        Holding, Inc. and Van
                                                        Kampen American
                                                        Capital, Inc.;
                                                        President and Chief
                                                        Operating Officer, Van
                                                        Kampen American
                                                        Capital Advisors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management, Inc.,
                                                        and Van Kampen
                                                        American Capital
                                                        Investment Advisory
                                                        Corp.

Ronald A. Nyberg        Executive Vice President        Executive Vice
                          and General Counsel           President and General
                                                        Counsel, VK/AC Holding,
                                                        Inc., Van Kampen
                                                        American Capital, Inc.,
                                                        Van Kampen American
                                                        Capital Distributors,
                                                        Inc., Van Kampen
                                                        American Asset
                                                        Management, Inc., Van
                                                        Kampen American
                                                        Investment Advisory
                                                        Corp., and Van Kampen
                                                        American Capital
                                                        Advisors, Inc.

William R. Rybak        Executive Vice President        Executive Vice
                          and Chief Financial           President and Chief
                          Officer                       Financial Officer,
                                                        VK/AC Holding, Inc.,
                                                        Van Kampen American
                                                        Capital, Inc., Van
                                                        Kampen American Capital
                                                        Distributors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management Inc., Van
                                                        Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.

Peter W. Hegel          Executive Vice President        Executive Vice
                                                        President, Van Kampen
                                                        American Capital Asset
                                                        Management, Inc.,
                                                        Van Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.

Alan T. Sachtleben      Executive Vice President        Executive Vice
                                                        President, Van Kampen
                                                        American Capital
                                                        Asset Management, Inc.,
                                                        Van Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.









Item 29.  Principal Underwriters:



     (a) Mentor Distributors, LLC, the Fund's principal underwriter, acts as principal underwriter for the following investment companies:



          The Mentor Funds
             o Mentor Growth Portfolio
             o Mentor Strategy Portolio
             o Mentor Short-Duration Income Portfolio
             o Mentor Balanced Portfolio
             o Mentor Capital Growth Portfolio
             o Mentor Perpetual Global Portfolio
             o Mentor High Income Portfolio
             o Mentor Income and Growth Portfolio
             o Mentor Quality Income Portfolio
             o Mentor Municipal Income Portfolio
             o Mentor Institutional U.S. Government Money Market Portfolio
             o Mentor Institutional Money Market Portfolio




          Cash Resource Trust
             o Cash Resource Money Market Fund
             o Cash Resource U.S. Government Money Market Fund
             o Cash Resource Tax-Exempt Money Market Fund
             o Cash Resource California Tax-Exempt Money Market Fund
             o Cash Resource New York Tax-Exempt Money Market Fund

          Mentor Institutional Trust
             o Mentor U.S. Government Cash Management Portfolio
             o Mentor Fixed-Income Portfolio
             o Mentor Perpetual International Portfolio

          Mentor Investment Group
             o Mentor Income Fund
             o America's Utility Fund

          Mentor Variable Investment Portfolios
             o Mentor VIP Growth Portfolio
             o Mentor VIP Strategy Portfolio
             o Mentor VIP Balanced Portfolio
             o Mentor VIP Capital Growth Portfolio
             o Mentor VIP Perpetual International Portfolio

     (b)  Information concerning officers of Mentor Distributors, LLC:




                                             -10-





Name And Principal        Positions And Offices      Positions And Offices
Business Address*           With Underwriter           With Registrant
-----------------         --------------------       ---------------------
  Lynn Mangum                  Chairman                  Inapplicable
  D'Ray Moore                  President                 Inapplicable
  Dennis Sheehan               Executive Vice President  Inapplicable
  William J. Tomko             Senior Vice President     Inapplicable
  Mark J. Rybarczyk            Senior Vice President     Inapplicable
  Kevin J. Dell                Vice President and        Inapplicable
                                  Secretary
  Michael D. Burns             Vice President            Inapplicable
  David Blackmore              Vice President            Inapplicable
  Robert L. Tuch               Assistant Secretary       Inapplicable
  Steven Ludwig                Compliance Officer        Inapplicable

*Principal Address for all Officers:
   BISYS Fund Services, Inc.
   3435 Stelzer Road
   Columbus, Ohio 43219-8000


     (c)  Inapplicable.






Item 30.  Location of Accounts and Records

          Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Fund at 901 East Byrd Street, Richmond, Virginia 23219 or by Boston Financial Data Services, Inc., the Registrant's transfer agent, at 2 Heritage Drive, North Quincy, Massachusetts 02171. Records relating to the duties of the Registrant's custodian are maintained by the Registrant's Custodian, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105. Records relating to the duties of the Registrant's distributor are maintained by the Registrant's Distributor, Mentor Distributors, LLC, 3435 Stelzer Road, Columbus, Ohio 43219-8000.





Item 31.  Management Services

     None.

Item 32.  Undertakings:

      (a) Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

      (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.





                                 SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on behalf of the undersigned, thereunto duly authorized, in the City of Richmond and the Commonwealth of Virginia, on the 10th day of July, 1998.



                                  MENTOR FUNDS


                              By:  /s/ Paul F. Costello
                                   Paul F. Costello

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity and on the date indicated:

     Name                         Title                         Date

          *                                                     July 10, 1998
-----------------------
Daniel J. Ludeman            Chairman and Trustee
                             (Chief Executive
                             Officer)



/s/ Peter J. Quinn, Jr.      Trustee                            July 10, 1998
-----------------------
 Peter J. Quinn, Jr.


          *                                                     July 10, 1998
-----------------------
Arnold H. Dreyfuss           Trustee


          *                                                     July 10, 1998
-----------------------
Thomas F. Keller             Trustee

          *                                                     July 10, 1998
-----------------------
Louis W. Moelchert, Jr.      Trustee


          *                                                     July 10, 1998
-----------------------
Troy A. Peery, Jr.           Trustee


-----------------------
Arch T. Allen, III           Trustee


-----------------------
Weston E. Edwards            Trustee


-----------------------
Jerry R. Barrentine          Trustee


-----------------------
J. Garnett Nelson            Trustee


/s/ Paul F. Costello                                            July 10, 1998
------------------------
   Paul F. Costello          President



 /s/  Terry L. Perkins                                          July 10, 1998
------------------------
   Terry L. Perkins          Treasurer (Principal Financial
                               and Accounting Officer)

*/s/ Peter J. Quinn, Jr.     Attorney-in-fact                   July 10, 1998
------------------------
   Peter J. Quinn, Jr.




                                EXHIBIT INDEX

  Exhibit                                                                  Page




        9(iii) Form of Agency Agreement with Investors Fiduciary Trust Company (Institutional Money Market Portfolio, Institutional U.S. Government Money Market Portfolio)

         (iv) Form of Draft Processing Agreement with Investors Fiduciary Trust Company (Institutional Money Market Portfolio, Institutional U.S. Government Money Market Portfolio)

       15 (ii)  Revised Exhibit A to Plan of Distribution

       18 (ii)  Rule 18f-3 Plan (Money Market Portfolios)

       27 (iv)  Financial Data Schedules in respect of Money Market Portfolios